Distribution Date:	09/16/22	WFRBS Commercial Mortgage Trust 2012-C9
Determination Date:	09/12/22
Next Distribution Date:	10/17/22
Record Date:	08/31/22	Commercial Mortgage Pass-Through Certificates
Series 2012-C9

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	RBS Commercial Funding Inc.
Certificate Factor Detail	3		Thomas Conway	(203) 897-2365
Certificate Interest Reconciliation Detail	4		600 Washington Boulevard | Stamford, CT 06901 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	13		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	14	Administrator	Trimont Real Estate Advisors, LLC
Principal Prepayment Detail	15		Trust Advisor		Trustadvisor@trimontrea.com
Historical Detail	16		3500 Lenox Road, Suite G1 | Atlanta, GA 30326 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	18		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	19				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	20
Modified Loan Detail	21
Historical Liquidated Loan Detail	22
Historical Bond / Collateral Loss Reconciliation Detail	23
Interest Shortfall Detail - Collateral Level	24
Supplemental Notes	25

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	92930RAA0	0.673000%	86,171,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92930RAB8	1.829000%	110,387,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92930RBB7	2.870000%	444,199,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	92930RBD3	2.445000%	96,213,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	92930RAC6	3.388000%	93,437,000.00	43,999,737.76	43,999,737.76	124,225.93	0.00	0.00	44,123,963.69	0.00	0.00%	21.13%
B	92930RAD4	3.840000%	64,485,000.00	64,485,000.00	8,288,070.07	206,352.00	0.00	0.00	8,494,422.07	56,196,929.93	73.71%	15.00%
C	92930RAE2	4.543000%	36,849,000.00	36,849,000.00	0.00	139,504.17	0.00	0.00	139,504.17	36,849,000.00	56.47%	11.50%
D	92930RAJ1	4.977830%	42,112,000.00	42,112,000.00	0.00	174,688.64	0.00	0.00	174,688.64	42,112,000.00	36.77%	7.50%
E	92930RAK8	4.977830%	21,057,000.00	21,057,000.00	0.00	87,348.47	0.00	0.00	87,348.47	21,057,000.00	26.91%	5.50%
F	92930RAL6	4.977830%	19,740,000.00	19,740,000.00	0.00	81,885.30	0.00	0.00	81,885.30	19,740,000.00	17.68%	3.63%
G	92930RAM4	4.977830%	38,165,081.66	37,786,085.98	0.00	144,931.36	0.00	0.00	144,931.36	37,786,085.98	0.00%	0.00%
V	92930RAS1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	92930RAR3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,052,815,081.66	266,028,823.74	52,287,807.83	958,935.87	0.00	0.00	53,246,743.70	213,741,015.91

X-A	92930RAF9	1.589830%	830,407,000.00	43,999,737.76	0.00	58,293.41	0.00	0.00	58,293.41	0.00
X-B	92930RAG7	0.882191%	101,334,000.00	101,334,000.00	0.00	74,496.66	0.00	0.00	74,496.66	93,045,929.93
Notional SubTotal			931,741,000.00	145,333,737.76	0.00	132,790.07	0.00	0.00	132,790.07	93,045,929.93

Deal Distribution Total					52,287,807.83	1,091,725.94	0.00	0.00	53,379,533.77

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92930RAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92930RAB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92930RBB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	92930RBD3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	92930RAC6	470.90272333	470.90272333	1.32951540	0.00000000	0.00000000	0.00000000	0.00000000	472.23223873	0.00000000
B	92930RAD4	1,000.00000000	128.52710041	3.20000000	0.00000000	0.00000000	0.00000000	0.00000000	131.72710041	871.47289959
C	92930RAE2	1,000.00000000	0.00000000	3.78583327	0.00000000	0.00000000	0.00000000	0.00000000	3.78583327	1,000.00000000
D	92930RAJ1	1,000.00000000	0.00000000	4.14819149	0.00000000	0.00000000	0.00000000	0.00000000	4.14819149	1,000.00000000
E	92930RAK8	1,000.00000000	0.00000000	4.14819158	0.00000000	0.00000000	0.00000000	0.00000000	4.14819158	1,000.00000000
F	92930RAL6	1,000.00000000	0.00000000	4.14819149	0.00000000	0.00000000	0.00000000	0.00000000	4.14819149	1,000.00000000
G	92930RAM4	990.06956979	0.00000000	3.79748591	0.30951224	9.70531685	0.00000000	0.00000000	3.79748591	990.06956979
V	92930RAS1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	92930RAR3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92930RAF9	52.98575007	0.00000000	0.07019860	0.00000000	0.00000000	0.00000000	0.00000000	0.07019860	0.00000000
X-B	92930RAG7	1,000.00000000	0.00000000	0.73515957	0.00000000	0.00000000	0.00000000	0.00000000	0.73515957	918.21037293

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	08/01/22 - 08/30/22	30	0.00	58,293.41	0.00	58,293.41	0.00	0.00	0.00	58,293.41	0.00
X-B	08/01/22 - 08/30/22	30	0.00	74,496.66	0.00	74,496.66	0.00	0.00	0.00	74,496.66	0.00
A-S	08/01/22 - 08/30/22	30	0.00	124,225.93	0.00	124,225.93	0.00	0.00	0.00	124,225.93	0.00
B	08/01/22 - 08/30/22	30	0.00	206,352.00	0.00	206,352.00	0.00	0.00	0.00	206,352.00	0.00
C	08/01/22 - 08/30/22	30	0.00	139,504.17	0.00	139,504.17	0.00	0.00	0.00	139,504.17	0.00
D	08/01/22 - 08/30/22	30	0.00	174,688.64	0.00	174,688.64	0.00	0.00	0.00	174,688.64	0.00
E	08/01/22 - 08/30/22	30	0.00	87,348.47	0.00	87,348.47	0.00	0.00	0.00	87,348.47	0.00
F	08/01/22 - 08/30/22	30	0.00	81,885.30	0.00	81,885.30	0.00	0.00	0.00	81,885.30	0.00
G	08/01/22 - 08/30/22	30	358,591.65	156,743.92	0.00	156,743.92	11,812.56	0.00	0.00	144,931.36	370,404.21
Totals			358,591.65	1,103,538.50	0.00	1,103,538.50	11,812.56	0.00	0.00	1,091,725.94	370,404.21

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 25

	Additional Information
Total Available Distribution Amount (1)	53,379,533.77
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,110,233.29	Master Servicing Fee	5,285.97
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administration Fee	877.38
Interest Adjustments	0.00	Trustee Fee	107.67
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Trust Advisor Fee	423.80
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,110,233.29	Total Fees	6,694.81

Principal		Expenses/Reimbursements
Scheduled Principal	45,736,362.37	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	9,436.84
Principal Prepayments	6,551,445.46	Special Servicing Fees (Monthly)	2,219.12
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	156.60
Total Principal Collected	52,287,807.83	Total Expenses/Reimbursements	11,812.56

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,091,725.94
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	52,287,807.83
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	53,379,533.77
Total Funds Collected	53,398,041.12	Total Funds Distributed	53,398,041.14

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	266,028,823.74	266,028,823.74	Beginning Certificate Balance	266,028,823.74
(-) Scheduled Principal Collections	45,736,362.37	45,736,362.37	(-) Principal Distributions	52,287,807.83
(-) Unscheduled Principal Collections	6,551,445.46	6,551,445.46	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	213,741,015.91	213,741,015.91	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	266,309,645.01	266,309,645.01	Ending Certificate Balance	213,741,015.91
Ending Actual Collateral Balance	214,023,116.42	214,023,116.42

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.98%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	8	26,921,557.54	12.60%	1	4.8987	NAP	Defeased	8	26,921,557.54	12.60%	1	4.8987	NAP
1,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.30 or less	4	36,023,799.17	16.85%	1	4.9902	0.610920
1,000,001 to 2,000,000	1	1,505,830.16	0.70%	1	5.4800	0.282500	1.31 to 1.40	1	11,558,873.25	5.41%	1	5.1000	1.329500
2,000,001 to 3,000,000	1	2,418,640.29	1.13%	1	5.0300	1.658700	1.41 to 1.50	1	3,221,311.08	1.51%	1	4.8000	1.481500
3,000,001 to 4,000,000	2	6,680,024.93	3.13%	1	4.8000	1.535348	1.51 to 1.60	2	18,601,899.11	8.70%	1	4.8000	1.556356
4,000,001 to 5,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	2	25,033,394.58	11.71%	1	4.4609	1.657977
5,000,001 to 6,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	1	92,380,181.18	43.22%	1	4.7450	1.850600
7,000,001 to 8,000,000	1	7,607,480.18	3.56%	1	4.9700	0.086300	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.10	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 14,000,000	2	21,832,186.24	10.21%	1	5.1894	0.776265	2.11 to 2.20	0	0.00	0.00%	0	0.0000	0.000000
14,000,001 to 19,000,000	2	31,780,361.10	14.87%	1	4.7843	1.347156	2.21 to2.30	0	0.00	0.00%	0	0.0000	0.000000
19,000,001 to 29,000,000	1	22,614,754.29	10.58%	1	4.4000	1.657900	2.31 or Greater	0	0.00	0.00%	0	0.0000	0.000000
29,000,001 to 49,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	19	213,741,015.91	100.00%	1	4.7972	1.542984
49,000,001 to 69,000,000	0	0.00	0.00%	0	0.0000	0.000000
69,000,001 or Greater	1	92,380,181.18	43.22%	1	4.7450	1.850600
Totals	19	213,741,015.91	100.00%	1	4.7972	1.542984
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	10	26,921,557.54	12.60%	1	4.8987	NAP
							Defeased	10	26,921,557.54	12.60%	1	4.8987	NAP
California	4	44,437,964.48	20.79%	1	4.5964	1.602606
							Lodging	3	34,517,969.01	16.15%	1	4.9688	0.625247
Maryland	1	7,607,480.18	3.56%	1	4.9700	0.086300
							Office	1	1,505,830.16	0.70%	1	5.4800	0.282500
Michigan	1	1,505,830.16	0.70%	1	5.4800	0.282500
							Retail	7	150,795,659.20	70.55%	1	4.7330	1.734497
New Jersey	2	19,055,816.13	8.92%	1	4.8030	1.225742
							Totals	21	213,741,015.91	100.00%	1	4.7972	1.542984
Texas	2	21,832,186.24	10.21%	1	5.1894	0.776265

Virginia	1	92,380,181.18	43.22%	1	4.7450	1.850600

Totals	21	213,741,015.91	100.00%	1	4.7972	1.542984

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 25

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	26,921,557.54	12.60%	1	4.8987	NAP	Defeased	8	26,921,557.54	12.60%	1	4.8987	NAP
	4.500% or less	1	22,614,754.29	10.58%	1	4.4000	1.657900	3 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	1	92,380,181.18	43.22%	1	4.7450	1.850600	4 months or greater	11	186,819,458.37	87.40%	1	4.7826	1.517841
	4.751% to 5.000%	5	46,067,866.21	21.55%	1	4.8172	1.166231	Totals	19	213,741,015.91	100.00%	1	4.7972	1.542984
	5.001% to 5.250%	2	13,977,513.54	6.54%	1	5.0879	1.386464
	5.251% to 5.500%	2	11,779,143.15	5.51%	0	5.3143	0.170253
	5.501% to 5.750%	0	0.00	0.00%	0	0.0000	0.000000
	6.001% or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	19	213,741,015.91	100.00%	1	4.7972	1.542984
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 25

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	26,921,557.54	12.60%	1	4.8987	NAP	Defeased	8	26,921,557.54	12.60%	1	4.8987	NAP
	60 months or less	11	186,819,458.37	87.40%	1	4.7826	1.517841	Interest Only	2	107,523,366.44	50.31%	1	4.7527	1.808222
	61 to 84 months	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	9	79,296,091.93	37.10%	1	4.8231	1.124093
	85 to 120 months	0	0.00	0.00%	0	0.0000	0.000000	241 to 300 months	0	0.00	0.00%	0	0.0000	0.000000
	121 or Greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	19	213,741,015.91	100.00%	1	4.7972	1.542984	Totals	19	213,741,015.91	100.00%	1	4.7972	1.542984
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 25

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	8	26,921,557.54	12.60%	1	4.8987	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	11	186,819,458.37	87.40%	1	4.7826	1.517841
	Totals	19	213,741,015.91	100.00%	1	4.7972	1.542984
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 25

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	440000153	RT	North Chesterfield	VA	Actual/360	4.745%	378,260.52	195,220.08	0.00	N/A	10/01/22	--	92,575,401.26	92,380,181.18	09/01/22
10	310916187	RT	Northridge	CA	Actual/360	4.400%	85,890.61	54,322.44	0.00	N/A	10/01/22	--	22,669,076.73	22,614,754.29	09/01/22
13	440000154	LO	East Rutherford	NJ	Actual/360	4.770%	68,580.18	59,155.41	0.00	N/A	10/01/22	--	16,696,331.25	16,637,175.84	09/01/22
16	310912739	RT	Santa Rosa	CA	Actual/360	4.800%	62,794.12	48,940.30	0.00	N/A	10/01/22	--	15,192,125.56	15,143,185.26	09/01/22
20	416000056	IN	Various	Various	Actual/360	4.860%	59,106.90	14,123,512.63	0.00	N/A	09/01/22	--	14,123,512.63	0.00	09/01/22
22	416000060	RT	Waco	TX	Actual/360	5.100%	50,937.04	39,694.13	0.00	N/A	10/01/22	--	11,598,567.38	11,558,873.25	09/01/22
25	100100025	RT	Oxford	MS	Actual/360	4.850%	47,934.55	11,477,511.11	0.00	N/A	09/01/22	--	11,477,511.11	0.00	09/01/22
27	310915789	LO	Houston	TX	Actual/360	5.290%	46,956.60	34,862.35	0.00	N/A	09/01/22	--	10,308,175.34	10,273,312.99	01/01/22
29	100100029	MF	Radford	VA	Actual/360	4.430%	40,808.96	25,525.60	0.00	N/A	10/05/22	--	10,697,754.91	10,672,229.31	09/05/22
37	416000061	LO	Columbia	MD	Actual/360	4.970%	32,671.26	26,487.35	0.00	N/A	10/01/22	--	7,633,967.53	7,607,480.18	09/01/22
41	100100041	MH	Weslaco	TX	Actual/360	5.180%	29,637.32	14,192.76	0.00	N/A	10/05/22	--	6,644,310.92	6,630,118.16	09/05/22
45	100100045	MH	Marion	IA	Actual/360	4.880%	24,139.23	5,744,397.03	0.00	N/A	09/01/22	--	5,744,397.03	0.00	09/01/22
49	100100049	MH	Fayetteville	NC	Actual/360	5.660%	24,183.20	4,961,787.01	0.00	N/A	09/01/22	--	4,961,787.01	0.00	09/01/22
50	416000055	RT	Various	Various	Actual/360	5.020%	19,697.53	4,556,683.17	0.00	N/A	09/01/22	--	4,556,683.17	0.00	09/01/22
51	100100051	MH	Sacramento	CA	Actual/360	5.080%	18,788.13	4,294,975.18	0.00	N/A	09/01/22	--	4,294,975.18	0.00	09/01/22
53	100100053	LO	Lexington	SC	Actual/360	6.090%	17,624.05	3,360,695.83	0.00	N/A	10/01/22	--	3,360,695.83	0.00	09/01/22
54	670915991	RT	Canoga Park	CA	Actual/360	4.800%	14,328.42	7,838.69	0.00	N/A	10/01/22	--	3,466,552.54	3,458,713.85	09/01/22
56	670915990	RT	Pacoima	CA	Actual/360	4.800%	13,344.93	7,300.65	0.00	N/A	10/01/22	--	3,228,611.73	3,221,311.08	09/01/22
57	100100057	RT	Sarasota	FL	Actual/360	4.880%	13,481.72	3,208,236.83	0.00	N/A	10/01/22	--	3,208,236.83	0.00	09/01/22
59	100100059	MH	Katy	TX	Actual/360	5.230%	13,112.01	6,171.79	0.00	N/A	10/05/22	--	2,911,443.71	2,905,271.92	09/05/22
62	100100062	RT	Marlton	NJ	Actual/360	5.030%	10,512.32	8,367.80	0.00	N/A	10/01/22	--	2,427,008.09	2,418,640.29	09/01/22
64	100100064	MH	McAllen	TX	Actual/360	5.180%	10,477.90	7,970.98	0.00	N/A	10/05/22	--	2,349,013.38	2,341,042.40	09/05/22
67	100100067	MH	Fort Pierce	FL	Actual/360	5.300%	4,358.20	12,981.75	0.00	N/A	10/05/22	--	954,930.42	941,948.67	09/05/22
68	100100068	MH	Houston	TX	Actual/360	5.230%	7,305.26	3,438.57	0.00	N/A	10/05/22	--	1,622,090.31	1,618,651.74	09/05/22
69	810915519	OF	Ann Arbor	MI	Actual/360	5.480%	7,120.37	3,077.26	0.00	N/A	10/01/22	--	1,508,907.42	1,505,830.16	09/01/22
72	100100072	MH	Houston	TX	Actual/360	5.230%	5,994.06	2,821.39	0.00	N/A	10/05/22	--	1,330,945.83	1,328,124.44	09/05/22
73	100100073	MH	Conroe	TX	Actual/360	5.230%	2,187.90	1,639.74	0.00	N/A	10/05/22	--	485,810.64	484,170.90	09/05/22
Totals							1,110,233.29	52,287,807.83	0.00				266,028,823.74	213,741,015.91

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 25

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	12,203,754.47	6,760,016.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,371,183.20	1,490,610.80	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,768,264.17	2,017,559.32	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,250,057.29	560,893.32	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,143,826.67	791,774.99	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,316,895.00	636,737.66	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	205,637.00	56,806.00	01/01/22	03/31/22	07/11/22	2,079,490.84	291,963.36	72,149.99	498,188.39	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	0.00	72,208.49	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	1,175,352.99	668,371.50	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	569,399.75	209,460.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
54	440,466.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	383,663.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	590,938.08	168,875.77	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	377,831.39	187,904.92	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
67	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
68	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
69	71,959.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
72	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
73	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	24,869,229.49	13,621,218.77				2,079,490.84	291,963.36	72,149.99	498,188.39	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 14 of 25

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
53	100100053	3,350,377.87	Payoff Prior to Maturity	0.00	0.00
57	100100057	3,201,067.59	Payoff Prior to Maturity	0.00	0.00
Totals		6,551,445.46		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 25

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	1	10,273,312.99	0	0.00	0	0.00	2	6,551,445.46	4.797216%	4.758003%	1
08/17/22	0	0.00	0	0.00	1	10,308,175.34	0	0.00	1	10,308,175.34	0	0.00	0	0.00	3	35,212,902.23	4.846479%	4.807567%	2
07/15/22	0	0.00	0	0.00	1	10,342,879.60	0	0.00	1	10,342,879.60	0	0.00	0	0.00	7	85,339,777.33	4.862438%	4.825800%	2
06/17/22	0	0.00	0	0.00	1	10,378,944.70	0	0.00	1	10,378,944.70	0	0.00	0	0.00	7	45,407,675.06	4.846936%	4.812530%	3
05/17/22	0	0.00	0	0.00	1	10,413,328.05	0	0.00	1	10,413,328.05	0	0.00	0	0.00	3	54,688,887.19	4.851212%	4.815486%	4
04/18/22	0	0.00	0	0.00	1	10,449,083.95	0	0.00	1	10,449,083.95	0	0.00	0	0.00	0	0.00	4.842324%	4.807845%	5
03/17/22	0	0.00	0	0.00	1	10,483,149.24	0	0.00	1	10,483,149.24	0	0.00	0	0.00	1	8,240,843.69	4.841466%	4.807065%	6
02/17/22	0	0.00	0	0.00	1	10,521,677.33	0	0.00	1	10,521,677.33	0	0.00	0	0.00	1	16,408,656.03	4.840108%	4.805802%	7
01/18/22	0	0.00	0	0.00	1	10,555,413.44	0	0.00	1	10,555,413.44	0	0.00	0	0.00	0	0.00	4.839910%	4.804857%	8
12/17/21	0	0.00	0	0.00	1	10,588,996.57	0	0.00	1	10,588,996.57	0	0.00	0	0.00	0	0.00	4.839947%	4.804891%	9
11/18/21	0	0.00	0	0.00	1	10,623,981.47	0	0.00	1	10,623,981.47	0	0.00	0	0.00	0	0.00	4.839986%	4.804926%	10
10/18/21	0	0.00	0	0.00	1	10,657,253.67	0	0.00	1	10,657,253.67	0	0.00	0	0.00	0	0.00	4.840022%	4.804959%	11
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 16 of 25

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
27	310915789	01/01/22	7	5	72,149.99	498,188.39	266,599.70	10,555,413.44	10/20/20	7			08/03/21
Totals					72,149.99	498,188.39	266,599.70	10,555,413.44

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 25

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		10,273,313	0	0		10,273,313
0 - 6 Months		203,467,703	203,467,703	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-22	213,741,016	203,467,703	0	0	0	10,273,313
Aug-22	266,028,824	255,720,648	0	0	0	10,308,175
Jul-22	394,207,628	383,864,749	0	0	0	10,342,880
Jun-22	532,481,152	522,102,207	0	0	0	10,378,945
May-22	579,375,915	568,962,587	0	0	0	10,413,328
Apr-22	668,250,162	657,801,079	0	0	0	10,449,084
Mar-22	676,512,184	666,029,034	0	0	0	10,483,149
Feb-22	686,737,598	676,215,921	0	0	0	10,521,677
Jan-22	704,882,310	694,326,896	0	0	0	10,555,413
Dec-21	706,611,138	696,022,141	0	0	0	10,588,997
Nov-21	708,427,615	697,803,634	0	0	0	10,623,981
Oct-21	710,141,683	699,484,429	0	0	0	10,657,254
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 18 of 25

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
27	310915789	10,273,312.99	10,555,413.44	10,500,000.00	04/01/22	37,765.00	0.15380	03/31/22	09/01/22	179
Totals		10,273,312.99	10,555,413.44	10,500,000.00		37,765.00

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 25

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
27	310915789	LO	TX	10/20/20	7

REO Title Date: 8/3/2021. Description of Collateral: The subject property is flagged as a Homewood Suites by Hilton. Current Franchise Agreement expires in March 2029. Consists of the fee simple interest in a 2.36-acre site located along

Wortham Center D rive proximate to US-290 and SH-6 in Houston, TX. The site is improved with a four-story, 123-room Homewood Suites extended stay hotel that opened in 2009 and contains approximately 83,820 SF of gross building area.

Amenities include an outdoorpool, sport court, fitness center, sundry shop, and approximately 1,000 sf of dedicated meeting space. Companion Loan - no. Deferred Maintenance / Repair Issues: Recent flood damage caused by pipe burst in Feb

2021 damaged 4 floors and hotel had to be evacuated. We received insurance proceeds and work is underway, PM is overseeing. Property most recently underwent $300K ($2.5K/key) PIP renovation to the lobby, front desk, suite shop, business center, kitchen, and dining area. Marketing Summary: The property is list ed for sale and will be included in the October Gen 2 auction event via Ten-X.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 20 of 25

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
13	440000154	18,076,387.16	4.77000%	18,076,387.16 4.77000%		10	07/28/20	08/01/20	09/11/20
18	100100018	0.00	5.08000%	0.00	5.08000%	8	09/30/20	08/01/20	--
27	310915789	0.00	5.29000%	0.00	5.29000%	10	08/31/20	06/06/20	10/13/20
37	416000061	8,026,328.46	4.97000%	8,026,328.46 4.97000%		8	04/22/21	04/22/21	--
Totals		26,102,715.62		26,102,715.62
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 21 of 25

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
6	440000144 02/16/18	35,035,306.13	66,900,000.00	36,602,359.95	1,255,715.29	36,602,359.95	35,346,644.66	378,887.21	0.00	(108.49)	378,995.70	0.95%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		35,035,306.13	66,900,000.00	36,602,359.95	1,255,715.29	36,602,359.95	35,346,644.66	378,887.21	0.00	(108.49)	378,995.70

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 22 of 25

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
6	440000144	01/17/19	0.00	0.00	378,995.70	0.00	0.00	108.49	0.00	0.00	378,995.70
		02/16/18	0.00	0.00	378,887.21	0.00	0.00	378,887.21	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	378,995.70	0.00	0.00	378,995.70	0.00	0.00	378,995.70

© 2021 Computershare. All rights reserved. Confidential.											Page 23 of 25

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
27	0.00	0.00	2,219.12	0.00	0.00	9,436.84	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	156.60	0.00
Total	0.00	0.00	2,219.12	0.00	0.00	9,436.84	0.00	0.00	0.00	0.00	156.60	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		11,812.56

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 25

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 25 of 25